Cover	Sep. 01, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 01, 2023
Entity File Number	001-39816
Entity Registrant Name	Golden Falcon Acquisition Corp.
Entity Central Index Key	0001823896
Entity Tax Identification Number	85-2738750
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
City Area Code	970
Local Phone Number	315-2644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Warrant
Trading Symbol	GFX.U
Security Exchange Name	NYSE
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GFX
Security Exchange Name	NYSE
Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	GFX WS
Security Exchange Name	NYSE